Fair value measurements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term deposits		¥ 26,361
Long-term investments	1,808,601	2,118,461		$ 276,790
Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of non-financial assets	37,300	142,100	¥ 6,100
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	56,137	15,955
Term deposits	0	26,361
Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Variable-rate financial instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	¥ 3,437,707	¥ 833,480